Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of compensation of key management personnel

Compensation of Key Management Personnel
	2022	2021	2020
	£000	£000	£000
Short-term employee benefits[1,2]	13,487	13,678	3,865
Post-employment benefits	69	46	19
Other long-term employee benefits	1,152	1,378	429
Share-based payments	4,234	4,331	586
Year ended 31 Dec	18,942	19,433	4,899
1    Includes fees paid to non-executive Directors.
2 2022 includes payment of £600,000 (2021: £2,091,617) relating to compensation for loss of employment.
Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2022		2021
	Balance at 31 Dec	Highest amounts outstanding during year[2]	Balance at 31 Dec	Highest amounts outstanding during year
	£m	£m	£m	£m
Key Management Personnel[1]
Advances and credits	—	—	0.03	0.08
Deposits	21	32	11	18
1    Includes close family members and entities which are controlled or jointly controlled by KMP of the bank or their close family members.
2    Exchange rate applied for non-GBP amounts is the average for the year.

The group’s transactions and balances during the year with HSBC Holdings plc and subsidiaries of HSBC Holdings plc
	2022				2021
	Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc		Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets	62	17	7,074	848	108	19	4,702	1,360
Derivatives	7,196	5,714	39,341	27,473	2,002	787	25,566	21,862
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6	5	28	25	7	6	29	27
Loans and advances to banks	—	—	6,237	5,585	—	—	4,890	3,173
Loans and advances to customers	183	—	496	424	—	—	490	329
Financial investments	154	136	—	—	172	154	—	—
Reverse repurchase agreements – non-trading	—	—	6,150	4,341	—	—	2,332	1,690
Prepayments,accrued income and other assets	1,263	21	11,591	8,389	1,540	1,262	9,853	4,784
Total related party assets at 31 Dec	8,864	5,893	70,917	47,085	3,829	2,228	47,862	33,225
Liabilities
Trading liabilities	45	21	522	91	158	23	116	82
Financial liabilities designated at fair value	1,162	593	—	—	1,181	1,162	1,201	—
Deposits by banks	—	—	6,034	3,310	—	—	6,659	2,261
Customer accounts	6,202	4,315	3,149	1,551	2,364	1,875	3,428	3,149
Derivatives	4,345	2,680	43,384	30,997	3,443	2,074	26,152	22,133
Subordinated liabilities	12,115	12,115	—	—	9,485	9,251	10,421	—
Repurchase agreements – non-trading	—	—	5,811	5,738	—	—	6,162	1,841
Provisions, accruals, deferred income and other liabilities	3,357	3,161	10,816	4,864	189	179	8,057	3,826
Total related party liabilities at 31 Dec	27,226	22,885	69,716	46,551	16,820	14,564	62,196	33,292
Guarantees and commitments	—	—	4,762	3,383	—	—	2,622	2,061

The group’s transactions and balances during the year with HSBC Holdings plc and subsidiaries of HSBC Holdings plc (continued)
	Due to/from HSBC Holdings plc			Due to/from subsidiaries of HSBC Holdings plc
	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m
Income statement
Interest income	3	4	5	178	32	55
Interest expense[1]	307	50	(55)	162	58	256
Fee income	9	8	13	74	61	55
Fee expense	—	—	—	382	357	389
Trading income	—	—	—	53	2	2
Trading expense	—	—	—	2	—	2
Other operating income	1	7	30	149	236	365
General and administrative expenses	65	143	126	2,387	2,110	2,077
12020 negative balance relates to net impact of fixed-for-floating-interest-rate swaps which the group has entered into to manage the movements in market interest rates on certain fixed rate financial liabilities.